Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system. We have implemented the following measures to address both internal and external cyber threats: (i) our company has established a cybersecurity risk management team with the management responsibilities and authorities of each member clearly defined; (ii) our company has established a management and disclosure system for cybersecurity risks, which includes clear risk levels and assessment criteria, as well as measures to address risks and disclosure procedures; (iii) the cybersecurity risk management team conducts regular audits of our company’s information systems to identify, assess, and manage risks associated with those systems. Prompt remedial actions are taken when necessary; and (iv) our company also reviews service organization control reports from third - party cloud service providers. These reports provide valuable information about the security controls and practices implemented by these service providers. By implementing these measures, our company aims to effectively manage cybersecurity risks, ensure compliance with relevant standards and regulations, and protect the confidentiality, integrity, and availability of our information assets.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.We have implemented the following measures to address both internal and external cyber threats: (i) our company has established a cybersecurity risk management team with the management responsibilities and authorities of each member clearly defined; (ii) our company has established a management and disclosure system for cybersecurity risks, which includes clear risk levels and assessment criteria, as well as measures to address risks and disclosure procedures; (iii) the cybersecurity risk management team conducts regular audits of our company’s information systems to identify, assess, and manage risks associated with those systems. Prompt remedial actions are taken when necessary; and (iv) our company also reviews service organization control reports from third - party cloud service providers.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors oversees the cybersecurity risks and receives reports from members of the cybersecurity management team during board meetings regarding the management of cybersecurity risks and any existing issues. Notifications regarding critical or urgent Cybersecurity incidents are promptly communicated to our board members via email or ad-hoc meeting. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors oversees the cybersecurity risks and receives reports from members of the cybersecurity management team during board meetings regarding the management of cybersecurity risks and any existing issues. Notifications regarding critical or urgent Cybersecurity incidents are promptly communicated to our board members via email or ad-hoc meeting.
Cybersecurity Risk Role of Management [Text Block]

Our management has the responsibility to lead and supervise the management of cybersecurity risks. They provide resources and support for cybersecurity management work and make management decisions on significant cybersecurity issues faced by our company. We have established a cybersecurity risk management team, consisting of our chief executive officer, chief financial officer and cybersecurity officer. Currently, the team includes members who hold professional technical certifications, such as HCIP-SEC, CCIE-RS and CCNA.

If a cybersecurity incident occurs, our cybersecurity risk management team will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity risk management team will promptly report the incident and relevant assessment results to our board of directors and our board of directors will decide on the corresponding response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity risk management team shall promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We have established a cybersecurity risk management team, consisting of our chief executive officer, chief financial officer and cybersecurity officer. Currently, the team includes members who hold professional technical certifications, such as HCIP-SEC, CCIE-RS and CCNA.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	the team includes members who hold professional technical certifications, such as HCIP-SEC, CCIE-RS and CCNA.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity risk management team will promptly report the incident and relevant assessment results to our board of directors
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true